NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net (loss) Attributable To Common Shareholders Of Crown Equity Holdings, Inc.	$ (510,422)	$ (237,367)	$ (450,793)	$ (1,174,015)
Net (loss) Attributable To Crown Equity Holdings, Inc.	$ (510,422)	$ (237,367)	$ (450,793)	$ (1,174,015)
Weighted Average Common And Common Equivalent Shares Outstanding - Basic And Diluted	13,333,692	12,914,206	12,989,835	12,428,674
Basic	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.09)
Diluted	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.09)